Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of Provisions

	June 30, 2026	December 31, 2025
	$	$
Provision for withholding tax	3,438,235	3,438,235
Provision for other taxes	118,721	234,641
Total provisions	3,556,956	3,672,876